Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

The Company has evaluated events through August 10, 2026, the filing date of this Quarterly Report on Form 10-Q and determined that there have been no additional subsequent events that occurred that would require adjustments to our disclosures in the unaudited condensed consolidated financial statements, other than as follows:

Filing of Registration Statement on Form S-1 and Proposed Public Offering

On July 17, 2026, the Company publicly filed a Registration Statement on Form S-1 with the Securities and Exchange Commission relating to a proposed underwritten public offering of shares of its common stock. Sentinel Brokers Company, Inc. is acting as representative of the underwriters pursuant to an Assignment and Assumption Agreement dated July 1, 2026 among the Company, Sentinel Brokers Company, Inc. and Revere Securities LLC. The Company has applied to list its common stock on The Nasdaq Capital Market under the symbol “FCCN.” The Registration Statement has not been declared effective, and there can be no assurance that the offering will be completed or that the listing application will be approved.

Related Party Working Capital Advance

On July 20, 2026, Jenifer Osterwalder, the Company’s President and Chief Executive Officer and a member of the Board of Directors, agreed to provide the Company with working capital advances of up to $100,000, evidenced by a promissory note bearing interest at 4% per annum with a fixed 90-day term maturing October 18, 2026, subject to an automatic 90-day extension upon the written request of the Company’s Chief Financial Officer. As of the date of this report, Ms. Osterwalder had advanced an aggregate of $50,000 to the Company under this arrangement, consisting of $20,000 advanced on July 24, 2026 and $30,000 advanced on July 27, 2026. The Board of Directors approved the advance as a related party transaction under NRS 78.140 on July 22, 2026.

NOTE 17 - SUBSEQUENT EVENTS

1.	On January 3, 2026, the Board of Directors appointed Mr. Daniel Gilcher as Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Company, effective January 3, 2026. On May 22, 2026 Mr. Gilcher received 1,041,000 shares of Spectral common stock in connection with the Telvantis acquisition from the respective sellers and did not constitute compensation for services rendered to the Company.

2.	On January 4, 2026, the Company entered into a binding term sheet with Intermatica S.p.A., a società per azioni organized under the laws of Italy, setting forth the principal terms of a proposed acquisition of 100% of the issued and outstanding equity interests of Intermatica. The proposed transaction is subject to the negotiation and execution of definitive acquisition documentation and the satisfaction of customary closing conditions. Pursuant to the term sheet, the consideration contemplated to be paid at closing consists of the issuance of 5,000,000 shares of the Company’s common stock, subject to certain escrow, buy-back, standstill, and minimum value protection provisions. The term sheet also contemplates the potential issuance of up to an additional 5,000,000 shares of the Company’s common stock as earn-out consideration upon the achievement of specified post-closing performance milestones, for a maximum potential aggregate consideration of 10,000,000 shares. The term sheet provides that no Intermatica shareholder may beneficially own more than 4.9% of the Company’s issued and outstanding common stock at any time. The proposed transaction is subject to, among other conditions, the completion of financial, legal, and operational due diligence (including, unless waived, an audit of Intermatica’s financial statements under PCAOB standards), approval by the boards of directors of both parties, and the execution of definitive agreements. As of the date of issuance of these financial statements, no definitive agreement has been executed and there can be no assurance that the proposed transaction will be consummated.

3.	On March 13, 2026, the Company entered into a private placement subscription agreement pursuant to Rule 506(b) of Regulation D under the Securities Act of 1933, as amended, for the issuance of 100,000 shares of the Company’s common stock at a price of $2.00 per share, for aggregate proceeds of $200,000. The Company received full payment on March 13, 2026. The shares have not been registered under the Securities Act and bear a restrictive legend. This private placement was subsequently approved by the Board of Directors on March 16, 2026.

Management has considered all events through the date of issuance and determined that none of these subsequent events require adjustment to amounts recognized in the consolidated financial statements as of the reporting date. All described items are considered non-adjusting subsequent events under U.S. GAAP.